As filed with the Securities and Exchange Commission on April 1, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21334

NEUBERGER BERMAN INCOME OPPORTUNITY FUND INC.

(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180

(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer
Neuberger Berman Income Opportunity Fund Inc.
605 Third Avenue, 2nd Floor

New York, New York 10158-0180

Arthur Delibert, Esq.

K&L Gates LLP

1601 K Street, N.W.
Washington, D.C. 20006-1600

(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

January 31, 2009 Schedule of Investments Income Opportunity Fund Inc. (UNAUDITED)

Number of Shares		Market Value† ($000's omitted)
Common Stocks (29.9%)
Apartments (4.6%)
23,300	American Campus Communities	498
84,110	Apartment Investment & Management	747
7,900	Camden Property Trust	208
29,500	Equity Residential	706
13,400	Mid-America Apartment Communities	396
75,000	UDR, Inc.	880
		3,435
Commercial Products & Services (0.6%)
28,900	Annaly Capital Management	438
Community Centers (1.7%)
18,500	Regency Centers	653
19,600	Tanger Factory Outlet Centers	594
		1,247
Diversified (1.4%)
20,400	Vornado Realty Trust	1,036
Forest Products & Paper (0.8%)
20,100	Rayonier Inc.	592
Health Care (4.9%)
33,000	HCP, Inc.	770
17,802	Health Care REIT	673
17,800	Nationwide Health Properties	454
64,600	OMEGA Healthcare Investors	945
27,900	Ventas, Inc.	778
		3,620
Industrial (2.5%)
31,800	AMB Property	513
19,500	EastGroup Properties	592
75,800	ProLogis	759
		1,864
Lodging (1.5%)
106,000	Host Hotels & Resorts	570
63,000	LaSalle Hotel Properties	525
		1,095
Office (5.2%)
44,200	BioMed Realty Trust	488	ØØ
68,800	Brandywine Realty Trust	411
43,000	Highwoods Properties	970
33,100	Kilroy Realty	757
30,100	Mack-Cali Realty	611
41,000	SL Green Realty	644
		3,881
Office - Industrial (0.6%)
45,900	Duke Realty	423
Regional Malls (3.3%)
48,700	Kimco Realty	700
64,100	Macerich Co.	945
17,600	Simon Property Group	757
		2,402
Self Storage (2.8%)
135,400	Extra Space Storage	1,098
2,700	Public Storage, Depositary Shares	63
35,000	Sovran Self Storage	911
		2,072
Total Common Stocks (Cost $30,083)		22,105
Preferred Stocks (24.2%)
Apartments (8.1%)
12,400	Apartment Investment & Management, Ser. T	199
10,000	Apartment Investment & Management, Ser. U	143
252,200	Mid-America Apartment Communities, Ser. H	5,674
		6,016
Auto Loans (0.0%)
65	GMAC, 7.00%, due 12/31/49	16	ñ*
Commercial Services (3.4%)
20,000	Anthracite Capital, Ser. C	100
20,000	Newcastle Investment, Ser. B	40
39,500	Newcastle Investment, Ser. D	71
200,000	NorthStar Realty Finance, Ser. A	2,320
		2,531
Community Centers (1.4%)
20,000	Cedar Shopping Centers, Ser. A	315
12,000	Developers Diversified Realty, Ser. I	81
34,000	Tanger Factory Outlet Centers, Ser. C	619
		1,015
Diversified (1.4%)
200,000	iStar Financial, Ser. E	580
160,000	iStar Financial, Ser. F	480
		1,060
Health Care (1.6%)
25,000	Health Care REIT, Ser. D	548
34,000	LTC Properties, Ser. F	655
		1,203
Lodging (3.7%)
36,000	Eagle Hospitality Properties Trust	19
22,600	Hersha Hospitality Trust, Ser. A	221
16,000	Host Hotels & Resorts, Ser. E	278
77,500	LaSalle Hotel Properties, Ser. B	992
28,000	LaSalle Hotel Properties, Ser. D	288
33,000	LaSalle Hotel Properties, Ser. E	393
31,000	Strategic Hotels & Resorts, Ser. B	157
51,300	Strategic Hotels & Resorts, Ser. C	262
154,000	W2007 Grace Acquisition I, Ser. B	125
		2,735
Office (1.8%)
60,000	DRA CRT Acquisition, Ser. A	306
60,000	Kilroy Realty, Ser. E	930
6,800	SL Green Realty, Ser. D	83
		1,319
Office - Industrial (1.2%)
25,000	Digital Realty Trust, Ser. A	446
16,900	Digital Realty Trust, Ser. B	283
8,000	PS Business Parks, Ser. K	149
		878
Real Estate/REIT (0.5%)
50,000	Ashford Hospitality Trust, Ser. D	375
Regional Malls (1.1%)
60,000	Glimcher Realty Trust, Ser. F	330
61,800	Glimcher Realty Trust, Ser. G	309
11,300	Taubman Centers, Ser. G	186	ØØ
		825
Total Preferred Stocks (Cost $45,812)		17,973

See Notes to Schedule of Investments

JANUARY 31, 2009 Schedule of Investments Income Opportunity Fund Inc. (UNAUDITED)

PRINCIPAL AMOUNT		VALUE†
($000's omitted)		($000's omitted)
Bank Loan Obligations (17.0%)
Airlines (0.5%)
650	United Airlines, Inc., Term Loan B, 3.46%, due 2/1/14	341
Auto Parts & Equipment (1.8%)
1,820	Goodyear Tire & Rubber Co., Second Lien Term Loan C, 2.89%, due 4/30/14	1,335	^
Automotive (2.1%)
2,544	Ford Motor Co., Term Loan B, 5.24%, due 12/16/13	911	^
1,488	General Motors Corp., Term Loan B, 3.84%, due 11/29/13	640	^
		1,551
Chemicals (0.7%)
720	Huntsman Int'l LLC, New Term Loan B, 2.84%, due 4/19/14	508
Electric - Generation (2.3%)
2,426	Texas Competitive Electric Holdings Co. LLC, Term Loan B3, 3.39%, due 10/10/14	1,680
Electronics (1.0%)
880	Flextronics Int'l, Ltd., Term Loan B, 3.71%, due 10/1/12	563	^
320	Flextronics Int'l, Ltd., Term Loan A, 3.71%, due 10/1/14	206	^
		769
Health Services (1.2%)
992	HCA, Inc., Term Loan A, 3.72%, due 11/18/12	851
Media - Cable (2.1%)
2,033	Charter Communications Operating LLC, Term Loan, 3.88%, due 3/6/14	1,559
Packaging (1.6%)
1,663	Berry Plastics Holding Corp., Term Loan C, 2.45%, due 4/3/15	1,212
Software/Services (0.7%)
648	Sungard Data Systems, Inc., Term Loan B, 2.47%, due 2/28/14	502	^
Support - Services (0.8%)
1,035	Rental Services Corp., Second Lien Term Loan, 4.97%, due 11/30/13	626	^
Telecom - Integrated/Services (2.2%)
1,400	Intelsat Jackson Holdings, Ltd., Term Loan, 4.44%, due 2/1/14	1,036	^
855	Level 3 Communications, Inc., Term Loan B, 3.71%, due 3/13/14	621	^
		1,657
	Total Bank Loan Obligations (Cost $14,097)	12,591
Corporate Debt Securities (91.0%)
Banking (2.6%)
2,407	GMAC LLC, Guaranteed Notes, 6.88%, due 9/15/11	1,895	ñ
Basic Industry (7.5%)
575	Airgas, Inc., Guaranteed Notes, 7.13%, due 10/1/18	529	ñ
570	Aleris Int'l, Inc., Guaranteed Notes, 9.00%, due 12/15/14	34
560	Arch Western Finance Corp., Senior Secured Notes, 6.75%, due 7/1/13	531
275	Freeport-McMoRan Copper & Gold, Senior Unsecured Notes, 8.25%, due 4/1/15	234
930	Freeport-McMoRan Copper & Gold, Senior Unsecured Notes, 8.38%, due 4/1/17	772
1,145	MacDermid, Inc., Senior Subordinated Notes, 9.50%, due 4/15/17	561	ñ
1,160	Massey Energy Co., Guaranteed Notes, 6.88%, due 12/15/13	1,015
1,099	Metals U.S.A. Holdings Corp., Senior Unsecured Floating Rate Notes, 7.44%, due 4/1/09	291	µ
430	Momentive Performance Materials, Inc., Guaranteed Notes, 9.75%, due 12/1/14	189
1,033	Momentive Performance Materials, Inc., Guaranteed Notes, 10.13%, due 12/1/14	341
580	Peabody Energy Corp., Guaranteed Notes, 5.88%, due 4/15/16	522
230	Steel Dynamics, Inc., Guaranteed Notes, 7.38%, due 11/1/12	207
985	Tube City IMS Corp., Guaranteed Notes, 9.75%, due 2/1/15	355
		5,581
Capital Goods (4.3%)
635	Ball Corp., Guaranteed Unsecured Notes, 6.88%, due 12/15/12	635
335	Berry Plastics Corp., Senior Secured Floating Rate Notes, 5.84%, due 4/15/09	243	µ
640	Graham Packaging Co., Inc., Guaranteed Notes, 9.88%, due 10/15/14	406
135	L-3 Communications Corp., Guaranteed Notes, 5.88%, due 1/15/15	124
1,875	L-3 Communications Corp., Guaranteed Notes, Ser. B, 6.38%, due 10/15/15	1,758
		3,166
Consumer Cyclical (4.1%)
845	Blockbuster, Inc., Guaranteed Notes, 9.00%, due 9/1/12	427
1,285	Ford Motor Co., Senior Unsecured Notes, 7.45%, due 7/16/31	283
1,345	Ford Motor Credit Co., Senior Unsecured Notes, 7.38%, due 2/1/11	1,005
755	Ford Motor Credit Co., Senior Unsecured Notes, 7.25%, due 10/25/11	538
1,265	General Motors Corp., Senior Unsecured Notes, 7.20%, due 1/15/11	259	ØØ
670	NPC Int'l, Inc., Guaranteed Notes, 9.50%, due 5/1/14	529	ØØ
		3,041
Consumer, Non-Cyclical (1.0%)
465	Rite Aid Corp., Senior Secured Notes, 10.38%, due 7/15/16	302
1,550	Rite Aid Corp., Guaranteed Notes, 9.50%, due 6/15/17	442
		744
Electric - Generation (2.8%)
210	Energy Future Holdings Corp., Guaranteed Notes, 10.88%, due 11/1/17	166
1,110	Energy Future Holdings Corp., Guaranteed Notes, 11.25%, due 11/1/17	644
2,215	Texas Competitive Electric Holdings Co. LLC, Guaranteed Notes, 10.50%, due 11/1/16	1,262	ñ
		2,072
Energy (14.5%)
985	AmeriGas Partners L.P., Senior Unsecured Notes, 7.13%, due 5/20/16	906	ØØ
545	Cimarex Energy Co., Guaranteed Notes, 7.13%, due 5/1/17	471
875	El Paso Natural Gas Co., Senior Unsecured Notes, 8.38%, due 6/15/32	836
1,070	Ferrellgas Partners L.P., Senior Unsecured Notes, 8.75%, due 6/15/12	867	ØØ
951	Ferrellgas Partners L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	761	ØØ
760	Ferrellgas Partners L.P., Senior Unsecured Notes, 6.75%, due 5/1/14	608	ñ
482	Kinder Morgan, Inc., Senior Unsecured Notes, 6.50%, due 9/1/12	451
325	Kinder Morgan, Inc., Senior Unsecured Notes, 5.15%, due 3/1/15	275
980	MarkWest Energy Partners L.P., Guaranteed Notes, Ser. B, 8.75%, due 4/15/18	703
420	Newfield Exploration Co., Senior Subordinated Notes, 6.63%, due 4/15/16	372
1,720	Pioneer Natural Resources Co., Senior Unsecured Notes, 6.65%, due 3/15/17	1,368
322	Regency Energy Partners L.P., Guaranteed Notes, 8.38%, due 12/15/13	250
325	Sabine Pass L.P., Senior Secured Notes, 7.25%, due 11/30/13	241
1,500	Sabine Pass L.P., Senior Secured Notes, 7.50%, due 11/30/16	1,104	ØØ
1,335	Transcontinental Gas Pipe Line, Senior Unsecured Notes, 7.25%, due 12/1/26	1,194
375	Williams Cos., Inc., Senior Unsecured Notes, 7.13%, due 9/1/11	367
		10,774
Energy - Exploration & Production (3.4%)
190	Chesapeake Energy Corp., Guaranteed Notes, 7.50%, due 9/15/13	174
1,635	Chesapeake Energy Corp., Guaranteed Notes, 7.50%, due 6/15/14	1,480
100	Chesapeake Energy Corp., Guaranteed Notes, 6.38%, due 6/15/15	84
585	Chesapeake Energy Corp., Guaranteed Notes, 6.88%, due 1/15/16	502
250	Chesapeake Energy Corp., Senior Notes, 9.50%, due 2/15/15	245
		2,485
Gas Distribution (0.3%)
200	Inergy Finance Corp., Senior Notes, 8.75%, due 3/1/15	189	ñ
65	Tennessee Gas Pipeline Co., Senior Notes, 8.00%, due 2/1/16	64	ñ
		253
Media (4.5%)
750	Dex Media West LLC, Senior Subordinated Notes, Ser. B, 9.88%, due 8/15/13	218
350	Dex Media, Inc., Senior Disc. Notes, Step-Up, 0.00%/9.00%, due 11/15/13	44	^^
700	DirecTV Holdings LLC, Guaranteed Notes, 6.38%, due 6/15/15	658
430	EchoStar DBS Corp., Guaranteed Notes, 6.38%, due 10/1/11	413
155	EchoStar DBS Corp., Guaranteed Notes, 7.13%, due 2/1/16	143
1,250	LIN Television Corp., Guaranteed Notes, 6.50%, due 5/15/13	687
415	LIN Television Corp., Guaranteed Notes, Ser. B, 6.50%, due 5/15/13	224
675	Mediacom Broadband LLC, Senior Unsecured Notes, 8.50%, due 10/15/15	580
400	Videotron Ltee, Guaranteed Notes, 6.88%, due 1/15/14	380
		3,347
Real Estate (1.6%)
1,040	American Real Estate Partners L.P., Senior Unsecured Notes, 8.13%, due 6/1/12	897
320	American Real Estate Partners L.P., Guaranteed Notes, 7.13%, due 2/15/13	261
		1,158
Services Cyclical (10.1%)
310	AMC Entertainment, Inc., Guaranteed Notes, Ser. B, 8.63%, due 8/15/12	282
1,535	Cardtronics, Inc., Guaranteed Notes, 9.25%, due 8/15/13	1,086
505	Cardtronics, Inc., Guaranteed Notes, Ser. B, 9.25%, due 8/15/13	357
495	Chukchansi Economic Development Authority, Senior Unsecured Notes, 8.00%, due 11/15/13	173	ñ
1,585	ERAC USA Finance Co., Guaranteed Notes, 7.00%, due 10/15/37	936	ñ
1,060	FireKeepers Development Authority, Senior Secured Notes, 13.88%, due 5/1/15	710	ñ
585	Harrah's Operating Co., Inc., Guaranteed Notes, 10.75%, due 2/1/16	138	ñØØ
455	Host Hotels & Resorts L.P., Guaranteed Notes, 7.13%, due 11/1/13	394
790	Knowledge Learning Corp., Inc., Guaranteed Notes, 7.75%, due 2/1/15	608	ñ
250	MGM Mirage, Inc., Senior Secured Notes, 13.00%, due 11/15/13	228	ñ
160	MGM Mirage, Inc., Guaranteed Notes, 7.50%, due 6/1/16	87
1,165	Pokagon Gaming Authority, Senior Notes, 10.38%, due 6/15/14	1,019	ñ
1,095	San Pasqual Casino, Notes, 8.00%, due 9/15/13	832	ñ
805	Shingle Springs Tribal Gaming Authority, Senior Notes, 9.38%, due 6/15/15	495	ñ
228	United Airlines, Inc., Pass-Through Cert., Ser. 2007-1, Class A, 6.64%, due 7/2/22	159
		7,504
Services Non-Cyclical (9.3%)
245	HCA, Inc., Senior Unsecured Notes, 6.30%, due 10/1/12	202
250	HCA, Inc., Senior Unsecured Notes, 6.50%, due 2/15/16	175
610	LVB Acquisition Merger, Inc., Guaranteed Notes, 11.63%, due 10/15/17	567
1,836	NMH Holdings, Inc., Senior Unsecured Floating Rate Notes, 9.12%, due 3/15/09	973	ñµ
1,105	Select Medical Corp., Guaranteed Notes, 7.63%, due 2/1/15	696
315	Service Corp. Int'l, Senior Unsecured Notes, 6.75%, due 4/1/15	288
2,710	Service Corp. Int'l, Senior Unsecured Notes, 7.50%, due 4/1/27	1,924
475	Ventas Realty L.P., Guaranteed Notes, 6.63%, due 10/15/14	406
20	Ventas Realty L.P., Guaranteed Notes, 7.13%, due 6/1/15	18
1,495	Ventas Realty L.P., Guaranteed Notes, 6.50%, due 6/1/16	1,249
450	Ventas Realty L.P., Guaranteed Notes, 6.75%, due 4/1/17	376
		6,874
Steel Producers/Products (1.0%)
850	ArcelorMittal, Senior Unsecured Notes, 5.38%, due 6/1/13	713
Technology & Electronics (3.2%)
65	Amkor Technology, Inc., Senior Notes, 7.75%, due 5/15/13	38
235	Flextronics Int'l, Ltd., Senior Subordinated Notes, 6.25%, due 11/15/14	181
1,620	Freescale Semiconductor, Inc., Guaranteed Notes, 9.13%, due 12/15/14	214
1,175	Lender Processing Services, Inc., Guaranteed Notes, 8.13%, due 7/1/16	1,116
640	NXP BV/NXP Funding LLC, Senior Secured Floating Rate Notes, 3.84%, due 4/15/09	154	µ
750	Sungard Data Systems, Inc., Senior Unsecured Notes, 10.63%, due 5/15/15	622	ñ
45	Sungard Data Systems, Inc., Guaranteed Notes, 10.25%, due 8/15/15	31
		2,356
Telecom - Integrated/Services (0.7%)
450	Intelsat Subsidiary Holdings Co. Ltd., Senior Unsecured Notes, 8.50%, due 1/15/13	422	ñ
85	Intelsat Subsidiary Holdings Co. Ltd., Senior Unsecured Notes, 8.88%, due 1/15/15	78	ñØ
		500
Telecom - Wireless (0.5%)
400	Crown Castle Int'l Corp., Senior Unsecured Notes, 9.00%, due 1/15/15	387
Telecommunications (7.1%)
950	Dycom Industries, Inc., Guaranteed Notes, 8.13%, due 10/15/15	677
450	Frontier Communications Corp., Senior Unsecured Notes, 6.25%, due 1/15/13	423
805	Nextel Communications, Inc., Guaranteed Notes, Ser. E, 6.88%, due 10/31/13	390
400	Qwest Corp., Senior Unsecured Notes, 7.88%, due 9/1/11	396
1,410	Qwest Corp., Senior Unsecured Notes, 8.88%, due 3/15/12	1,403
745	Sprint Capital Corp., Guaranteed Notes, 6.90%, due 5/1/19	499
2,345	Sprint Capital Corp., Guaranteed Notes, 6.88%, due 11/15/28	1,331
215	Windstream Corp., Guaranteed Notes, 7.00%, due 3/15/19	190
		5,309
Utility (12.5%)
128	AES Corp., Senior Secured Notes, 8.75%, due 5/15/13	128	ñ
1,885	CMS Energy Corp., Senior Unsecured Notes, 6.88%, due 12/15/15	1,724
2,665	Dynegy-Roseton Danskammer, Pass-Through Cert., Ser. B, 7.67%, due 11/8/16	2,252
1,510	Edison Mission Energy, Senior Unsecured Notes, 7.63%, due 5/15/27	1,227	ØØ
1,430	IPALCO Enterprises, Inc., Senior Secured Notes, 7.25%, due 4/1/16	1,323	ñ
335	Mirant Americas Generation LLC, Senior Unsecured Notes, 8.50%, due 10/1/21	285
1,260	NRG Energy, Inc., Guaranteed Notes, 7.25%, due 2/1/14	1,203
1,170	NRG Energy, Inc., Guaranteed Notes, 7.38%, due 1/15/17	1,097
		9,239
	Total Corporate Debt Securities (Cost $84,500)	67,398
NUMBER OF SHARES
Short-Term Investments (10.4%)
7,703,791	Neuberger Berman Prime Money Fund Trust Class (Cost $7,704)	7,704	@
	Total Investments (172.5%) (Cost $182,196)	127,771	##
	Liabilities, less cash, receivables and other assets [(52.4%)]	(38,806)
	Liquidation Value of Perpetual Preferred Shares [(20.1%)]	(14,875)
	Total Net Assets Applicable to Common Shareholders (100.0%)	$74,090

See Notes to Schedule of Investments

  Notes to Schedule of Investments

†        Investments in equity securities by Neuberger Berman Income Opportunity Fund Inc. (the “Fund”) are valued by obtaining valuations from an independent pricing service. The independent pricing service values equity securities at the latest sale price when that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. If a valuation is not available from an independent pricing service, the Fund seeks to obtain quotations from principal market makers. Investments in debt securities are valued daily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, the Fund seeks to obtain quotations from principal market makers. For both debt and equity securities, if such quotations are not readily available, securities are valued using methods the Board of Directors of the Fund (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective November 1, 2008. In accordance with FAS 157, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Fund’s investments.

In addition to defining fair value, FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2009 (000’s omitted):

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$30,367
Level 2 - Other Significant Observable Inputs	97,245
Level 3 – Significant Unobservable Inputs	159
Total	$127,771

Following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value (000’s omitted):

Investments in Securities
Balance, as of 11/1/08	$387
Accrued discounts/premiums	-
Realized gain/loss and change in unrealized appreciation/depreciation	(265)
Net purchases/sales	162
Net transfers in and/or out of Level 3	(125)
Balance, as of 1/31/09	$159
Net change in unrealized appreciation/depreciation from investments still held as of 1/31/09	$(5)

##

At January 31, 2009, the cost of investments for U.S. federal income tax purposes was $182,942,000. Gross unrealized appreciation of investments was $3,047,000 and gross unrealized depreciation of investments was $58,218,000, resulting in net unrealized depreciation of $55,171,000 based on cost for U.S. federal income tax purposes.

@

Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management LLC and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

ñ

Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At January 31, 2009, these securities amounted to approximately $13,809,000 or 18.6% of net assets applicable to common shareholders.

^

All or a portion of this security was purchased on a delayed delivery basis. At January 31, 2009, the Fund had unfunded loan commitments of approximately $3,666,000 pursuant to the following loan agreements:

Borrower	Principal Amount	Unfunded Commitment
Flextronics Int’l, Ltd., Term Loan A, 3.71%, due 10/1/14	$320,000	$206,000
Flextronics Int’l, Ltd., Term Loan B, 3.71%, due 10/1/12	880,000	563,000
Ford Motor Co., Term Loan B, 5.24%, due 12/16/13	380,000	136,000
General Motors Corp., Term Loan B, 3.84%, due 11/29/13	410,000	176,000
Goodyear Tire & Rubber Co., Second Lien Term Loan C, 2.89%, due 4/30/14	835,000	612,000
Intelsat Jackson Holdings, Ltd., Term Loan, 4.44%, due 2/1/14	1,400,000	1,036,000
Level 3 Communications, Inc., Term Loan B, 3.71%, due 3/13/14	855,000	621,000
Rental Services Corp., Second Lien Term Loan, 4.97%, due 11/30/13	260,000	157,000
Sungard Data Systems, Inc., Term Loan B, 2.47%, due 2/28/14	205,000	159,000

Ø	All or a portion of this security was purchased on a when-issued basis. At January 31, 2009, these securities amounted to $78,000 or 0.1% of net assets.

ØØ	All or a portion of this security is segregated in connection with obligations for when-issued and delayed delivery purchase commitments.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2009.

^^	Denotes a step-up bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

*	Security did not produce income during the last twelve months.

For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended ("1940 Act")), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)      There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Opportunity Fund Inc.

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer

Date: March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer

Date: March 31, 2009

By:	/s/ John M. McGovern
John M. McGovern Treasurer and Principal Financial and Accounting Officer

Date: March 31, 2009